Other Payables - Schedule Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Salaries and wages	€ 9,503	€ 7,991
Social security contributions	6,179	5,898
Vacation accrual	4,342	4,397
Withholding taxes on payroll and on others	1,886	2,000
Advance payment from the Parent’s majority shareholder	2,500	2,500
Other accounts payable	9,912	8,667
Total	€ 34,322	€ 31,453